CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Deficit) - USD ($)	Preferred Stock [Member] Turnongreen Inc [Member]	Investment by Parent [Member] Turnongreen Inc [Member]	Retained Earnings [Member] Turnongreen Inc [Member]	Turnongreen Inc [Member] Common Class A [Member]	Turnongreen Inc [Member]	Total
Beginning balance, value at Dec. 31, 2019		$ 28,713,000	$ (28,998,000)			$ (285,000)
Shares, Issued, Beginning Balance at Dec. 31, 2019				1,000
Net transfer from parent		1,127,000				1,127,000
Net loss			(568,000)			(568,000)
Ending balance, value at Dec. 31, 2020		29,840,000	(29,566,000)		$ 274,000	274,000
Shares, Issued at Dec. 31, 2020				1,000
Net transfer from parent		1,834,000			1,834,000
Net loss			(264,000)		(264,000)
Ending balance, value at Jun. 30, 2021		31,674,000	(29,830,000)		1,844,000
Shares, Issued at Jun. 30, 2021				1,000
Beginning balance, value at Dec. 31, 2020		29,840,000	(29,566,000)		274,000	274,000
Shares, Issued, Beginning Balance at Dec. 31, 2020				1,000
Net transfer from parent		4,543,000				4,543,000
Net loss			(1,827,000)			(1,827,000)
Ending balance, value at Dec. 31, 2021		34,383,000	(31,393,000)		2,990,000	2,990,000
Shares, Issued at Dec. 31, 2021				1,000
Beginning balance, value at Mar. 31, 2021		30,513,000	(29,864,000)		649,000
Shares, Issued, Beginning Balance at Mar. 31, 2021				1,000
Net transfer from parent		1,161,000			1,161,000
Net loss			34,000		34,000
Ending balance, value at Jun. 30, 2021		31,674,000	(29,830,000)		1,844,000
Shares, Issued at Jun. 30, 2021				1,000
Beginning balance, value at Dec. 31, 2021		34,383,000	(31,393,000)		2,990,000	$ 2,990,000
Shares, Issued, Beginning Balance at Dec. 31, 2021				1,000
Net transfer from parent		2,261,000			2,261,000
Net loss			(1,937,000)		(1,937,000)
Ending balance, value at Jun. 30, 2022		36,644,000	(33,330,000)		3,314,000
Shares, Issued at Jun. 30, 2022				1,000
Beginning balance, value at Mar. 31, 2022		35,394,000	(32,326,000)		3,068,000
Shares, Issued, Beginning Balance at Mar. 31, 2022				1,000
Net transfer from parent		1,250,000			1,250,000
Net loss			(1,004,000)		(1,004,000)
Ending balance, value at Jun. 30, 2022		$ 36,644,000	$ (33,330,000)		$ 3,314,000
Shares, Issued at Jun. 30, 2022				1,000